Deposits by Banks	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Deposits by Banks
23. DEPOSITS BY BANKS

	Group
	2019 £m	2018 £m
Items in the course of transmission	337	262
Deposits held as collateral	2,169	4,048
Other deposits (1)	11,847	12,891
Amounts due to Santander UK subsidiaries	0	20

	14,353	17,221

(1)	Includes drawdown from the TFS of £10.8bn (2018: £10.8bn).